SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Investments [Abstract]
Short-term Investments
The short-term investments as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015
Loan receivables from franchisees	6,904	16,955
Loan receivables from other entities	19,711	9,853
HMIN	—	506,407
Total	26,615	533,215